Stockholders’ Equity (Details Textual)				1 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	8 Months Ended	11 Months Ended
	Apr. 04, 2017 USD ($) $ / shares shares	Oct. 13, 2016 shares	Aug. 11, 2016 USD ($) $ / shares shares	Oct. 16, 2016 shares	Jun. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Mar. 31, 2017 shares	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 28, 2017 shares	Dec. 19, 2016 shares	Nov. 04, 2016 shares
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 0.20
Stock Issued During Period, Value, New Issues							$ 3,318,664
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized					$ 1,699,000	$ 82,816	$ 1,699,000		$ 1,699,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						2 years 9 months 18 days	2 years 4 months 28 days
Share-based Compensation					$ 557,692	$ 1,105,769	$ 843,841
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years
Common Stock, Par Or Stated Value Per Share | $ / shares					$ 0.01	$ 0.01	$ 0.01		$ 0.01
Common Stock, Shares Authorized | shares					100,000,000	100,000,000	100,000,000		100,000,000
Common Stock, Shares, Issued | shares					25,983,461	22,047,531	25,983,461		25,983,461
Common Stock, Shares, Outstanding | shares					25,983,461	22,047,531	25,983,461		25,983,461
Stockholders' Equity Note, Stock Split, Conversion Ratio			4.13607
Stock Repurchase Program, Authorized Amount			$ 2,952
Accelerated Share Repurchases, Final Price Paid Per Share | $ / shares			$ 0.0002
Stock Repurchase Program, Number of Shares Authorized to be Repurchased | shares			7,966,070									4,094,708
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights			beginning August 1, 2016 with one-third vesting on August 1, 2017 and the balance monthly over the remaining two years
Recapitalization, Number Of Shares Transfer To Escrow Account | shares					4,094,708	4,094,708	4,094,708		4,094,708
Number Of Shares In Escrow Subject To Performance Condition | shares					4,381,003	4,381,003	4,381,003		4,381,003
Common Stock Share Percentage Escrowed					35.00%	35.00%	35.00%		35.00%
Percentage Of Escrow Shares To Be Released Subject To Performance Condition					100.00%	72.50%	100.00%		100.00%
Adjustments to Additional Paid in Capital, Other	$ 446,000
Software and Software Development Costs [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation					$ 232,622		$ 444,818
Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock Issued During Period, Shares, New Issues | shares	3,765,000
Share Price | $ / shares	$ 1.00
Proceeds from Issuance of Private Placement	$ 3,765,000
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation					477,692	$ 1,037,927	763,841
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation					0	$ 67,842	0
Non Cash Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Adjustments to Additional Paid in Capital, Other	201,000
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation					$ 32,335		$ 32,335
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares					1,319,000	239,000	1,319,000		1,319,000
Warrant [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation					$ 32,335		$ 32,335
Warrant [Member] | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation					0		$ 0
TheMaven Network, Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock Issued During Period, Shares, Acquisitions | shares			12,209,677
MDB Capital Group Llc [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Payments for Brokerage Fees	$ 188,250
Stock Issued During Period, Shares, Issued for Services | shares	162,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						2 years 7 months 6 days	2 years 1 month 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares		62,041		245,434		12,209,677		0	12,209,677
Share-based Compensation					269,341	$ 1,093,977	$ 539,994
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options					$ 3,835,000	$ 3,953,000	$ 3,835,000		$ 3,835,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares					12,517,152	12,517,152	12,517,152		12,517,152
Restricted Stock [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation					$ 269,341	$ 1,026,135	$ 539,994
Restricted Stock [Member] | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation					0	67,842	0
Channel Partner Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation					80,000	0	80,000
Channel Partner Warrants [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation					0	0	0
Channel Partner Warrants [Member] | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation					0	$ 0	0
Employee Stock Option [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation					176,017		191,513
Employee Stock Option [Member] | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation					$ 23,998		$ 25,779
Stock Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares											5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period | shares						350,000	2,674,500
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						5 years
Stock Warrants [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 1.05	$ 0.95	$ 1.05		$ 1.05
Stock Warrants [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					1.90	1.09	1.90		1.90
Stock Warrants [Member] | Weighted Average [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					1.33	$ 1.05	$ 1.33		1.33
Recapitalization [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date						May 15, 2019	May 15, 2019
Share Based Compensation Arrangement By Share Based Payment Award, Options, Shares Assumed For Recapitalization | shares						175,000	175,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Shares Assumed For Recapitalization, Weighted Average Exercise Price | $ / shares						$ 0.17	$ 0.17
Recapitalization [Member] | Stock Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 0.20	$ 0.20	$ 0.20		$ 0.20
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date						Nov. 04, 2021	Nov. 04, 2021
Share Based Compensation Arrangements By Share Based Payment Award, Equity Instruments Other Than Options, Shares Assumed Through Recapitalization | shares						1,169,607	1,169,607
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value					$ 1,520,000	$ 994,000	$ 1,520,000		$ 1,520,000
Stock Incentive 2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date						Dec. 28, 2026
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares										3,000,000	1,670,867
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares						100,137	1,879,137
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares						$ 1.02
Share-based Compensation					$ 200,014	$ 5,542	$ 217,292
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock Issued During Period, Shares, New Issues | shares		62,041
Directors Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock Issued During Period, Value, New Issues						$ 6,250
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock Issued During Period, Shares, New Issues | shares		245,434
DirectorsAndOfficers [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Common Stock, Shares, Issued | shares					11,290,768		11,290,768		11,290,768
Common Stock, Shares, Outstanding | shares					11,290,768		11,290,768		11,290,768
CommonStockissuedAndOutstandingpercentage					43.50%		43.50%		43.50%